Expenses By Nature - Summary of Employee Benefits Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Salaries and wages	€ 120,942	€ 134,888	€ 117,154
Social contributions and pension plans	30,908	26,930	19,403
Employee share-based compensation	2,749	7,431	7,208
Severance indemnities	4,333	2,613	3,260
Other benefits	9,164	12,392	7,940
Total personnel costs	€ 168,096	€ 184,254	€ 154,965